Net Other Operating (Income) Losses Analysis of income and expenses (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Analysis of income and expenses [Line Items]
Alberta Off-Coal Agreement	CAD (40)		CAD 0	CAD 0
Mississauga cogeneration facility NUG Contract	(9)	CAD (191)	0
Market Surveillance Administrator Agreement settlement	0	0	56
Insurance recoveries	0	(3)	(31)
Net other operating (income) losses	CAD (49)	CAD (194)	CAD 25